Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash Flows from Operating Activities:
Net (loss)/ income	$ (13,372,000)	$ 1,052,000	$ (8,507,000)
Adjustments to reconcile net (loss)/ income to net cash (used in)/provided by operating activities:
Vessel depreciation (Note 4)	5,744,000	3,467,000	668,000
Other fixed assets depreciation	120,000	121,000	127,000
Equity losses in unconsolidated joint ventures	27,000
Non-cash debt conversion expenses	842,000
Amortization of Debt Issuance Costs	1,640,000	163,000	538,000
Amortization of debt discount	7,500,000
Stock-based compensation expense (Note 12)	(25,000)	239,000	131,000
Change in fair value of derivative financial instruments (Note 17)	(175,000)	682,000	617,000
Write-off of short term debt (Note 9)	(1,118,000)
Loss on sale of other fixed assets		22,000
Amortization of prepaid bareboat charter hire (Note 6)	1,657,000	1,577,000	1,431,000
Impairment on vessel (Note 4)			3,081,000
Other operating income	(914,000)	(3,137,000)
(Increase)/Decrease in:
Trade accounts receivable	(602,000)	88,000	(57,000)
Inventories	(62,000)	(181,000)	(78,000)
Prepayments and other	436,000	(429,000)	340,000
Due from related parties	34,000	(34,000)	25,000
Due to related parties	(1,034,000)	14,000	110,000
Accounts payable	(207,000)	954,000	114,000
Other non-current liabilities			(430,000)
Accrued liabilities	1,196,000	128,000	503,000
Unearned revenue	(992,000)	1,978,000
Net Cash (used in)/ provided by Operating Activities	695,000	6,704,000	(1,387,000)
Cash Flows from Investing Activities:
Advances for vessels under construction and capitalized expenses (Note 4)	(6,757,000)	(73,383,000)	(53,410,000)
Vessel acquisitions (Note 4)	(34,671,000)
Investments in unconsolidated joint ventures (Note 20)	(17,639,000)
Net proceeds from sale of vessels (Note 4)			54,152,000
Net proceeds from sale of other fixed assets		29,000
Acquisition of other fixed assets			(6,000)
Net Cash provided by/(used in) Investing Activities	(59,067,000)	(73,354,000)	736,000
Cash Flows from Financing Activities:
Proceeds from debt (Note 9)	24,849,000	65,385,000	24,450,000
Proceeds from short-term Notes (Note 9)	68,790,000
Proceeds from related party debt (Note 9)	3,148,000	235,000	3,850,000
Principal payments of debt	(9,546,000)	(5,085,000)	(500,000)
Proceeds from issuance of Series C convertible preferred stock (Note 9 and 11)		1,741,000
Prepayment of debt			(19,419,000)
Prepayment of related party debt (Note 9)	(7,233,000)		(2,250,000)
Excess of purchase price over book value of vessels	(12,909,000)
Proceeds from common stock purchase agreements	9,726,000
Proceeds from warrant exercises	1,567,000	5,765,000
Equity offering issuance costs	(1,342,000)	(87,000)	(237,000)
Payment of financing costs	(1,159,000)	(388,000)	(989,000)
Net Cash provided by Financing Activities	83,391,000	67,826,000	4,905,000
Net increase in cash and cash equivalents and restricted cash	25,019,000	1,176,000	4,254,000
Cash and cash equivalents and restricted cash at beginning of year	5,594,000	4,418,000	164,000
Cash and cash equivalents and restricted cash at end of the year	30,613,000	5,594,000	4,418,000
Cash and cash equivalents	24,081,000	127,000	2,668,000
Restricted cash, current	1,283,000	1,257,000
Restricted cash, non-current	5,249,000	4,210,000	1,750,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities	43,000	205,000	1,093,000
Interest paid net of capitalized interest	5,103,000	2,434,000	189,000
Finance fees included in Accounts payable/Accrued liabilities	372,000	67,000	670,000
Common stock purchase agreements, warrant exercise and Series B convertible preferred stock issuance costs included in liabilities	1,108,000	792,000	515,000
Shares issued as consideration for the assumption of liabilities		3,796,000
Beneficial conversion feature of Series B convertible preferred stock (Note 19)		1,403,000
Deemed dividend for beneficial conversion feature of Series B convertible preferred stock (Note 19)		(1,403,000)
Equity Offering of Common Stock to Settle Notes [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued as consideration for the assumption of liabilities	58,794,000
Stock Issued in Exchange for Converting Debt, Interest & Finance Fees [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued as consideration for the assumption of liabilities	10,890,000
Series C Convertible Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Series C convertible preferred stock (Note 9 and 11)	7,500,000
Series B Convertible Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Series C convertible preferred stock (Note 9 and 11)		$ 2,001,000